Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Related Party Transaction [Line Items]
Due to related parties	$ 68,263		$ 68,927
Due from related parties	98,957		102,461
Sinoma
Related Party Transaction [Line Items]
Due to related parties	1,945		1,890
Sinoma | PV Products
Related Party Transaction [Line Items]
Purchases from related parties	3,887	$ 6,616
Shunfeng
Related Party Transaction [Line Items]
Due to related parties	14,831		17,673
Due from related parties	7,046		10,642
Shunfeng | PV Products
Related Party Transaction [Line Items]
Purchases from related parties	359	22,439
Sales to related parties	760	16,443
Heng Rui Xin Energy (HK) Co
Related Party Transaction [Line Items]
Payment on behalf of the group	0	56,732
Advances to related parties	4,331	0
Due from related parties	32,266		27,910
Heng Rui Xin Energy (HK) Co | PV Products
Related Party Transaction [Line Items]
Sales to related parties	0	$ 9,550
Best Solar
Related Party Transaction [Line Items]
Due to related parties	23,266		23,349
Due from related parties	37,923		37,922
JXLXI
Related Party Transaction [Line Items]
Due to related parties	$ 18,220		$ 18,064